SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other adjustments to investing activities:
Purchase of marketable securities	$ (2,493)	$ (1,728)
Proceeds from disposal of marketable securities	1,274	2,739
Cash received on settlement of silver futures	0	4,007
Other inflows (outflows) of cash	(1,219)	5,018
Net change in non-cash working capital items:
Increase in trade and other receivables	(1,501)	(870)
(Increase) decrease in value added taxes receivable	(7,765)	1,732
Increase in inventories	(505)	(3,447)
Increase in prepaid expenses and other	(3,103)	(316)
Increase (decrease) in income taxes payable	531	(4,426)
Decrease in trade and other payables	(6,193)	(22,748)
(Increase) decrease in restricted cash	(380)	2,389
Increase (decrease) in working capital	(18,916)	(27,686)
Non-cash investing and financing activities:
Shares received from disposition of mining interest	46,994	21,507
Disposition of La Guitarra and La Parrilla	(49,238)	0
Disposition of mining claims in relation to sale of royalty portfolio	0	(17,206)
Transfer of share-based payments reserve upon settlement of RSU's	3,410	1,897
Transfer of share-based payments reserve upon exercise of options	1,055	2,208
Assets acquired by finance lease	(2,231)	(3,109)
Non-cash investing and financing activities	$ (10)	$ 5,297